Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Line Items]
Segment Reporting, Expense Information Used by CODM, Description	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance.
Number of reportable segments	1
Chief Executive Officer
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer